The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 51.0%
	AGGREGATE BOND — 0.8%
12,122	AB High Yield ETF	$442,432
34,179	iShares Yield Optimized Bond ETF	766,615
		1,209,047
	BROAD BASED — 0.4%
30,085	Invesco DB Commodity Index Tracking Fund*	663,073
	BROAD MARKET — 3.6%
37,261	Schwab Fundamental U.S. Broad Market Index ETF	2,276,647
25,417	Vanguard U.S. Quality Factor ETF	3,214,483
		5,491,130
	CONSUMER STAPLES — 2.4%
47,874	Invesco S&P SmallCap Consumer Staples ETF	1,838,754
9,695	Vanguard Consumer Staples ETF	1,851,357
		3,690,111
	CONVERTIBLE — 0.0%
390	iShares Convertible Bond ETF	30,650
	CORPORATE — 16.5%
184,261	Franklin Senior Loan ETF	4,475,700
43,895	iShares 0-5 Year High Yield Corporate Bond ETF	1,853,247
24,721	iShares Investment Grade Bond Factor ETF	1,118,502
134,762	Principal Active High Yield ETF	2,541,611
34,049	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,117,829
125,126	SPDR Portfolio Short Term Corporate Bond ETF	3,726,252
206,200	VanEck IG Floating Rate ETF	5,185,930
32,093	Vanguard Long-Term Corporate Bond ETF	2,572,254
57,090	Xtrackers Short Duration High Yield Bond ETF	2,532,986
		25,124,311
	EMERGING MARKETS — 1.7%
35,786	Columbia EM Core ex-China ETF	1,083,242
16,475	Schwab Fundamental Emerging Markets Large Co. Index ETF	447,132
33,548	SPDR S&P Emerging Markets Dividend ETF	1,090,981
		2,621,355
	GLOBAL — 1.3%
16,173	SPDR Global Dow ETF	1,924,789
	GOVERNMENT — 1.7%
26,633	iShares 7-10 Year Treasury Bond ETF	2,567,155
	INTERNATIONAL — 2.6%
15,664	iShares Currency Hedged MSCI EAFE Small-Cap ETF	458,993

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
20,218	Schwab Fundamental International Large Co. Index ETF	$681,953
25,346	SPDR Portfolio Developed World ex-US ETF	862,017
17,963	Vanguard FTSE Developed Markets ETF	860,428
29,855	WisdomTree Global ex-US Quality Dividend Growth Fund	1,104,336
		3,967,727
	LARGE-CAP — 7.7%
5,631	Invesco QQQ Trust Series 1	2,306,007
29,357	Schwab Fundamental U.S. Large Co. Index ETF	1,818,373
29,228	Schwab U.S. Large-Cap Growth ETF	2,424,755
48,947	SPDR Portfolio S&P 500 Value ETF	2,282,399
17,130	Vanguard Mega Cap ETF	2,899,766
		11,731,300
	MID-CAP — 8.1%
15,028	Invesco S&P MidCap 400 Pure Value ETF	1,749,710
30,441	Invesco S&P Midcap 400 Revenue ETF	3,197,218
29,406	Invesco S&P MidCap Momentum ETF	2,640,953
40,722	JPMorgan Market Expansion Enhanced Equity ETF	2,187,179
11,857	Vanguard Mid-Cap Growth ETF	2,603,441
		12,378,501
	PRECIOUS METALS — 1.5%
58,484	abrdn Physical Silver Shares ETF*	1,331,681
23,280	iShares Gold Trust*	908,618
		2,240,299
	SMALL-CAP — 2.2%
37,951	Dimensional U.S. Small Cap ETF	2,262,638
19,664	Invesco S&P SmallCap Momentum ETF	1,114,082
		3,376,720
	THEMATIC — 0.5%
20,585	Global X U.S. Infrastructure Development ETF	709,359
	Total Exchange-Traded Funds
	(Cost $73,113,600)	77,725,527
	MUTUAL FUNDS — 44.6%
	AGGREGATE BOND — 7.4%
159,756	Allspring Core Plus Bond Fund - Class R6	1,816,422
505,449	DFA Diversified Fixed Income Portfolio - Class Institutional	4,634,963
264,597	Vanguard Core Bond Fund - Admiral Shares	4,815,667
		11,267,052
	BLEND BROAD MARKET — 1.2%
51,672	DFA U.S. Core Equity 1 Portfolio - Class Institutional	1,863,310

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 3.4%
68,782	DFA U.S. Large Co. Portfolio - Class Institutional	$2,174,871
41,423	Schwab S&P 500 Index Fund - Class Select	3,028,040
		5,202,911
	BLEND MID CAP — 2.3%
101,055	Vanguard Strategic Equity Fund - Class Investor	3,472,236
	EMERGING MARKET STOCK — 0.5%
10,303	New World Fund, Inc. - Class F-3	772,754
	EMERGING MARKETS BOND — 5.9%
410,778	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	3,429,994
240,471	Vanguard Emerging Markets Bond Fund - Class Admiral	5,571,712
		9,001,706
	FOREIGN AGGREGATE BOND — 7.0%
346,929	DFA Short Duration Real Return Portfolio - Class Institutional	3,559,496
657,824	Dodge & Cox Global Bond Fund - Class I	7,196,600
		10,756,096
	FOREIGN BLEND — 3.8%
31,835	DFA International Small Co. Portfolio - Class Institutional	614,734
168,750	Dimensional Global Equity Portfolio - Class Institutional	5,141,817
		5,756,551
	FOREIGN VALUE — 2.9%
36,676	American Beacon EAM International Small Cap Fund - Class R5	614,692
36,179	DFA International Small Cap Value Portfolio - Class Institutional	768,086
36,374	DFA International Value Portfolio - Class Institutional	727,840
153,385	Dodge & Cox Global Stock Fund - Class I	2,288,512
		4,399,130
	GENERAL CORPORATE BOND — 1.5%
238,392	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,255,191
	GROWTH BROAD MARKET — 2.3%
63,626	New Perspective Fund - Class R-6	3,558,579
	GROWTH LARGE CAP — 1.6%
46,747	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	2,423,364
	GROWTH SMALL CAP — 0.8%
11,976	Vanguard Explorer Fund - Class Admiral	1,236,319
	VALUE LARGE CAP — 1.6%
33,886	Vanguard Windsor Fund - Class Admiral	2,454,365

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 2.4%
52,556	DFA U.S. Targeted Value Portfolio - Class Institutional	$1,676,006
68,420	Vanguard Selected Value Fund - Class Investor	1,977,327
		3,653,333
	Total Mutual Funds
	(Cost $65,858,655)	68,072,897
	MONEY MARKET FUNDS — 4.4%
5,977,367	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.27%[1]	5,977,367
704,836	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.17%[1]	704,836
	Money Market Funds
	(Cost $6,682,203)	6,682,203
	TOTAL INVESTMENTS — 100.0%
	(Cost $145,654,458)	152,480,627
	Liabilities in Excess of Other Assets — (0.0)%	(9,373)
	TOTAL NET ASSETS — 100.0%	$152,471,254

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2023.